COMMITMENTS AND CONTINGENCIES (Details)		3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 24, 2021 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2021 $ / shares shares	Jun. 30, 2021 $ / shares	Jun. 23, 2021 $ / shares	Feb. 16, 2021 $ / shares	Dec. 10, 2012 $ / shares
Commitments and Contingencies [Line Items]
Ordinary shares, par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001					$ 0.001
Shares issued in transaction (in shares) | shares	76,874,354
Operating lease expense | $			$ 1,532,000	$ 1,820,000	$ 2,215,000	$ 2,474,000
Bank guarantees | $			$ 251,000		$ 251,000
Subsidiaries
Commitments and Contingencies [Line Items]
Ordinary shares, par value (in dollars per share)			$ 0.01		$ 0.01
Shares of subsidiary pledged | shares			65,000		65,000
Forecast | Common Stock
Commitments and Contingencies [Line Items]
Recapitalization exchange ratio							1
Forecast | Warrant
Commitments and Contingencies [Line Items]
Recapitalization exchange ratio							1
Forecast | Class A ordinary shares
Commitments and Contingencies [Line Items]
Number of securities called by each warrant (in shares) | shares							1
Forecast | Company Domesticated Common Stock
Commitments and Contingencies [Line Items]
Number of securities called by each warrant (in shares) | shares							1
ION Acquisition Corp 2 LTD
Commitments and Contingencies [Line Items]
Deferred fee per unit (in dollar per share)			$ 0.35		$ 0.35
Deferred fee aggregate amount | $			$ 8,855,000		$ 8,855,000
Closing condition, minimum net tangible asset requirement | $	$ 5,000,001
Closing condition, cash acquired through reverse recapitalization, minimum | $	$ 250,000,000
Merger agreement termination terms, number of business days following registration statement effective date to obtain stockholder approval	5 days
Per unit price (in dollars per share)					$ 10.00					$ 10.00
Reverse recapitalization, secondary sale amount determination, amount subtracted from cash on hand at closing | $	$ 150,000,000
Secondary sale amount determination, threshold cash on hand at closing | $	150,000,000
Secondary sale amount if cash on hand does not exceed threshold at closing | $	$ 0
ION Acquisition Corp 2 LTD | Class B ordinary shares
Commitments and Contingencies [Line Items]
Ordinary shares, par value (in dollars per share)		$ 0.1000	$ 0.0001		0.0001			$ 0.1000	$ 0.0001
ION Acquisition Corp 2 LTD | Class A ordinary shares
Commitments and Contingencies [Line Items]
Ordinary shares, par value (in dollars per share)		$ 0.0001	0.0001		0.0001				$ 0.0001
Shares issued in transaction (in shares) | shares		25,300,000
Per unit price (in dollars per share)			$ 12.00		$ 12.00
ION Acquisition Corp 2 LTD | Class A ordinary shares | Subscription Agreements
Commitments and Contingencies [Line Items]
Shares issued in transaction (in shares) | shares	15,000,000
Per unit price (in dollars per share)	$ 10.00
Aggregate value | $	$ 150,000,000
ION Acquisition Corp 2 LTD | Class A ordinary shares | Forward Purchase Agreements
Commitments and Contingencies [Line Items]
Shares issued in transaction (in shares) | shares	5,000,000
Per unit price (in dollars per share)	$ 10.00
Aggregate value | $	$ 50,000,000
ION Acquisition Corp 2 LTD | Forecast | Common Stock
Commitments and Contingencies [Line Items]
Recapitalization exchange ratio							1
ION Acquisition Corp 2 LTD | Forecast | Warrant
Commitments and Contingencies [Line Items]
Recapitalization exchange ratio							1
ION Acquisition Corp 2 LTD | Forecast | Class B ordinary shares
Commitments and Contingencies [Line Items]
Ordinary shares, par value (in dollars per share)							$ 0.0001
ION Acquisition Corp 2 LTD | Forecast | Class A ordinary shares
Commitments and Contingencies [Line Items]
Ordinary shares, par value (in dollars per share)							$ 0.0001
Number of securities called by each warrant (in shares) | shares							1
Exercise price per share (in dollars per share)							$ 11.50
ION Acquisition Corp 2 LTD | Forecast | Company Domesticated Common Stock
Commitments and Contingencies [Line Items]
Number of securities called by each warrant (in shares) | shares							1
Israeli Subsidiary
Commitments and Contingencies [Line Items]
Bank deposits pledged | $			$ 679,000		$ 682,000